Investment Portfolio - July 31, 2021

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS - 97.6%

Communication Services - 11.6%
Entertainment - 2.6%
Activision Blizzard, Inc.	7,063	$590,608
Electronic Arts, Inc.	5,017	722,247
The Walt Disney Co.*	4,141	728,899
		2,041,754
Interactive Media & Services - 7.7%
Alphabet, Inc. - Class A *	935	2,519,386
Alphabet, Inc. - Class C *	72	194,718
Facebook, Inc. - Class A *	9,124	3,250,881
		5,964,985
Media - 1.3%
Charter Communications, Inc.- Class A *	1,378	1,025,301
Total Communication Services		9,032,040
Consumer Discretionary - 11.7%
Hotels, Restaurants & Leisure - 2.5%
Expedia Group, Inc.*	7,335	1,179,981
Hyatt Hotels Corp. - Class A*	9,563	763,797
		1,943,778
Internet & Direct Marketing Retail - 4.1%
Amazon.com, Inc.*	945	3,144,572
Multiline Retail - 3.3%
Dollar General Corp.	5,679	1,321,163
Dollar Tree, Inc.*	12,755	1,272,821
		2,593,984
Specialty Retail - 0.7%
AutoZone, Inc.*	352	571,497
Textiles, Apparel & Luxury Goods - 1.1%
NIKE, Inc. - Class B	4,984	834,870
Total Consumer Discretionary		9,088,701
Consumer Staples - 6.2%
Beverages - 3.6%
The Coca-Cola Co.	25,015	1,426,606
Constellation Brands, Inc. - Class A	2,610	585,527
PepsiCo, Inc.	5,199	815,983
		2,828,116
Food Products - 2.6%
Mondelez International, Inc. - Class A	31,680	2,004,077
Total Consumer Staples		4,832,193
Energy - 4.2%
Oil, Gas & Consumable Fuels - 4.2%
Cabot Oil & Gas Corp.	36,066	577,056
ConocoPhillips	13,312	746,271
EOG Resources, Inc.	4,729	344,555
EQT Corp.*	48,050	883,639
Exxon Mobil Corp.	6,501	374,263
Pioneer Natural Resources Co.	2,449	356,011
Total Energy		3,281,795

	SHARES	VALUE

COMMON STOCKS (continued)

Financials - 12.1%
Banks - 1.3%
East West Bancorp, Inc.	14,134	$1,005,634
Capital Markets - 7.8%
BlackRock, Inc.	882	764,844
Cboe Global Markets, Inc.	7,155	847,653
CME Group, Inc.	1,837	389,683
Intercontinental Exchange, Inc.	12,180	1,459,529
Moody's Corp.	4,009	1,507,384
S&P Global, Inc.	2,605	1,116,815
		6,085,908
Consumer Finance - 1.0%
American Express Co.	4,679	797,910
Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc. - Class B *	3,010	837,653
Insurance - 0.9%
W. R. Berkley Corp.	9,775	715,237
Total Financials		9,442,342
Health Care - 15.9%
Biotechnology - 4.7%
BioMarin Pharmaceutical, Inc.*	12,958	994,267
Incyte Corp.*	3,935	304,372
Seagen, Inc.*	6,778	1,039,678
Vertex Pharmaceuticals, Inc.*	6,586	1,327,606
		3,665,923
Health Care Equipment & Supplies - 4.1%
Align Technology, Inc.*	1,269	882,970
Boston Scientific Corp.*	14,735	671,916
Heska Corp.*	1,561	375,733
IDEXX Laboratories, Inc.*	1,163	789,131
Intuitive Surgical, Inc.*	455	451,114
		3,170,864
Health Care Providers & Services - 3.2%
Humana, Inc.	2,620	1,115,753
UnitedHealth Group, Inc.	3,410	1,405,670
		2,521,423
Life Sciences Tools & Services - 1.3%
Thermo Fisher Scientific, Inc.	1,805	974,718
Pharmaceuticals - 2.6%
Johnson & Johnson	9,140	1,573,908
Zoetis, Inc.	2,160	437,832
		2,011,740
Total Health Care		12,344,668
Industrials - 4.0%
Commercial Services & Supplies - 0.7%
Copart, Inc.*	3,997	587,559
Machinery - 1.0%
Westinghouse Air Brake Technologies Corp.	9,070	769,771

Investment Portfolio - July 31, 2021

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Professional Services - 1.1%
Insperity, Inc.	8,635	$855,297
Road & Rail - 1.2%
Norfolk Southern Corp.	3,570	920,453
Total Industrials		3,133,080
Information Technology - 21.9%
Electronic Equipment, Instruments & Components - 0.5%
CDW Corp.	2,250	412,538
IT Services - 7.1%
Mastercard, Inc. - Class A	6,055	2,336,867
PayPal Holdings, Inc.*	5,169	1,424,214
Visa, Inc. - Class A	7,080	1,744,441
		5,505,522
Semiconductors & Semiconductor Equipment - 2.9%
Micron Technology, Inc.*	15,096	1,171,148
NVIDIA Corp.	5,552	1,082,584
		2,253,732
Software - 11.4%
Adobe, Inc.*	1,259	782,632
Anaplan, Inc.*	14,591	834,605
Cadence Design Systems, Inc.*	6,018	888,558
Fair Isaac Corp.*	1,496	783,770
Microsoft Corp.	11,230	3,199,539
salesforce.com, Inc.*	3,395	821,352
ServiceNow, Inc.*	2,573	1,512,641
		8,823,097
Total Information Technology		16,994,889

	SHARES	VALUE

COMMON STOCKS (continued)

Materials - 4.8%
Chemicals - 1.7%
FMC Corp.	12,041	$1,287,785
Construction Materials - 1.5%
Martin Marietta Materials, Inc.	1,109	402,900
Vulcan Materials Co.	4,370	786,556
		1,189,456
Containers & Packaging - 1.6%
Graphic Packaging Holding Co.	63,245	1,212,407
Total Materials		3,689,648
Real Estate - 5.2%
Equity Real Estate Investment Trusts (REITS) - 5.2%
American Homes 4 Rent - Class A	9,297	390,474
American Tower Corp.	3,910	1,105,748
Equinix, Inc.	698	572,646
Invitation Homes, Inc.	9,585	389,918
SBA Communications Corp.	4,606	1,570,600
Total Real Estate		4,029,386
TOTAL COMMON STOCKS
(Identified Cost $48,398,983)		75,868,742

SHORT-TERM INVESTMENT - 1.1%

Dreyfus Government Cash Management, Institutional Shares, 0.03%[1]
(Identified Cost $890,794)	890,794	890,794

TOTAL INVESTMENTS - 98.7%
(Identified Cost $49,289,777)		76,759,536
OTHER ASSETS, LESS LIABILITIES - 1.3%		980,243
NET ASSETS - 100%		$77,739,779

*Non-income producing security.

1Rate shown is the current yield as of July 31, 2021.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2021 in valuing the Series’ assets or liabilities carried at fair value:

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Investment Portfolio - July 31, 2021

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Communication Services	$9,032,040	$9,032,040	$—	$—
Consumer Discretionary	9,088,701	9,088,701	—	—
Consumer Staples	4,832,193	4,832,193	—	—
Energy	3,281,795	3,281,795	—	—
Financials	9,442,342	9,442,342	—	—
Health Care	12,344,668	12,344,668	—	—
Industrials	3,133,080	3,133,080	—	—
Information Technology	16,994,889	16,994,889	—	—
Materials	3,689,648	3,689,648	—	—
Real Estate	4,029,386	4,029,386	—	—
Short-Term Investment	890,794	890,794	—	—
Total assets	$76,759,536	$76,759,536	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2020 or July 31, 2021.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

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